Acquisitions of business operations - FibroGen China (Details) - FibroGen (China) $ in Millions	Aug. 29, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 120
Intangible assets	50
Net assets acquired	203
Consideration	189
Total consideration transferred, acquisition-date fair value, total amount including purchase of existing non-controlling interests and settlement of liabilities to acquiree	221
Total consideration transferred, acquisition-date fair value, amount for purchase of existing non-controlling interests	12
Total consideration transferred, acquisition-date fair value, amount for settlement of pre-existing payables to acquiree	$ 20